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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13f Cover Page


        Report for the Calendar Year or Quarter Ended December 31, 2000

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Trinity Capital of Jacksonville, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

1 Independent Drive, Suite 1620      Jacksonville,        Florida          32202
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)


                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       ____________

Form 13F Information Table Entry Total:  ____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

            TRINITY CAPITAL OF JACKSONVILLE, INC. COMPOSITE REPORTING
                      VALUATION REPORT - WITH VOTING RIGHTS
                                DECEMBER 31, 2000

NAME OF ISSUE                                            TITLE OF                               SHARES OR
LONG ACCOUNT                                               CLASS      CUSIP       FAIR MARKET   PRINCIPAL

AIRTRAN HOLDINGS INC CMN                                            00949P108        471,250        65,000
APPLIED MOLECULAR EVOLUTION INC.                                    03823E108        383,906        22,500
BASIN EXPLORATION INC.                                              070107107      2,040,000        80,000
BERKSHIRE HATHAWAY INC.                                    CL-A     084670108     12,780,000           180
BERKSHIRE HATHAWAY INC.                                    CL-B     084670207        588,500           250
BROCADE COMMUNICATIONS SYSTEMS INC                                  111621108        918,125        10,000
CAREMARK RX INC                                                     141705103      5,425,000       400,000
CREE INC                                                            225447101      8,882,825       250,000
DENDRITE INTERNATIONAL COMMON STOCK                                 248239105      2,060,737        92,100
DIRECT FOCUS INC                                                    254931108     19,457,859       579,750
FIRSTCITY LIQUIDATING TRUST                                CL-B     33762E108        240,000        16,000
INTERNATIONAL SPEEDWAY CORP                                         460335300      2,340,000        60,000
KEY3MEDIA GROUP INC CMN                                             49326R104     22,400,625     1,838,000
LOCKHEED MARTIN CORP                                                539830109      3,395,000       100,000
MARKEL CORP                                                         570535104     12,760,500        70,500
MBIA INC                                                            55262C100      8,895,000       120,000
METRICOM INC                                                        591596101      1,308,125       130,000
MISONIX INC                                                         604871103        164,175        19,900
MOTOR CARGO INDUSTRIES INC                                          619907108         52,650         7,800
PALOMAR MEDICAL TECHNOLOGIES (NEW)                                  697529303          5,758         4,285
PULITZER INC CMN                                                    745769109     68,119,900     1,454,000
RESMED INC                                                          761152107        398,750        10,000
RTS / MARKEL CORP EXP 03/24/2002                                    570535112        283,500        94,500
SCRIPPS CO E.W. CL-A (NEW) CMN                             CL-A     811054204     29,865,625       475,000
SECURITY ASSOCIATES INTL INC                                        813764305         40,625        50,000
US ONCOLOGY INC                                                     90338W103        809,957       128,310
USA NETWORKS INC CMN                                                902984103     12,167,875       626,000
WHITE MTNS INS GROUP LTD CMN                                        G9618E107         31,900           100
WILMINGTON TRUST CORP (NEW)                                         971807102        260,662         4,200

TOTAL                                                                            220,463,829

NAME OF ISSUE                                                     INVESTMENT DISCRETION                VOTING AUTHORITY
LONG ACCOUNT                                             (A) SOLE   (B) SHARED   (C) OTHER     (A) SOLE   (B) SHARED   (C) OTHER

AIRTRAN HOLDINGS INC CMN                                     65,000                               65,000
APPLIED MOLECULAR EVOLUTION INC.                             22,500                               22,500
BASIN EXPLORATION INC.                                       80,000                               80,000
BERKSHIRE HATHAWAY INC.                                         180                                  180
BERKSHIRE HATHAWAY INC.                                         250                                  250
BROCADE COMMUNICATIONS SYSTEMS INC                           10,000                               10,000
CAREMARK RX INC                                             400,000                              400,000
CREE INC                                                    250,000                              250,000
DENDRITE INTERNATIONAL COMMON STOCK                          92,100                               92,100
DIRECT FOCUS INC                                            579,750                              579,750
FIRSTCITY LIQUIDATING TRUST                                  16,000                               16,000
INTERNATIONAL SPEEDWAY CORP                                  60,000                               60,000
KEY3MEDIA GROUP INC CMN                                   1,838,000                            1,838,000
LOCKHEED MARTIN CORP                                        100,000                              100,000
MARKEL CORP                                                  70,500                               70,500
MBIA INC                                                    120,000                              120,000
METRICOM INC                                                130,000                              130,000
MISONIX INC                                                  19,900                               19,900
MOTOR CARGO INDUSTRIES INC                                    7,800                                7,800
PALOMAR MEDICAL TECHNOLOGIES (NEW)                            4,285                                4,285
PULITZER INC CMN                                          1,454,000                            1,454,000
RESMED INC                                                   10,000                               10,000
RTS / MARKEL CORP EXP 03/24/2002                             94,500                               94,500
SCRIPPS CO E.W. CL-A (NEW) CMN                              475,000                              475,000
SECURITY ASSOCIATES INTL INC                                 50,000                               50,000
US ONCOLOGY INC                                             128,310                              128,310
USA NETWORKS INC CMN                                        626,000                              626,000
WHITE MTNS INS GROUP LTD CMN                                    100                                  100
WILMINGTON TRUST CORP (NEW)                                   4,200                                4,200

TOTAL